Derivative Financial Instruments - Summary of Derivative Instrument Positions for Future Production Periods (Detail)	9 Months Ended
Sep. 30, 2014 MMBTU
Swap [Member] | Production Period October 2014 - December 2014 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	30,000
Weighted Average Price ($/MMBtu)	4.121
Swap [Member] | Production Period January 2015 - December 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	26,219
Weighted Average Price ($/MMBtu)	4.071
Swap [Member] | Production Period November 2014 - March 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	25,000
Weighted Average Price ($/MMBtu)	(1.067)
Swap [Member] | Production Period April 2015 - October 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	25,000
Weighted Average Price ($/MMBtu)	(1.208)
Put Option [Member] | Purchased Put [Member] | Production Period October 2014 - December 2014 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	20,000
Weighted Average Price ($/MMBtu)	4.500
Put Option [Member] | Purchased Put [Member] | Production Period October 2014 - March 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	5,000
Weighted Average Price ($/MMBtu)	4.000
Put Option [Member] | Sold Put [Member] | Production Period October 2014 - December 2014 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	20,000
Weighted Average Price ($/MMBtu)	4.000
Put Option [Member] | Sold Put [Member] | Production Period January 2015 - December 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	16,800
Weighted Average Price ($/MMBtu)	3.350
Call Option [Member] | Sold Put [Member] | Production Period October 2014 - March 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	5,000
Weighted Average Price ($/MMBtu)	4.750